SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details) - Software and platform	6 Months Ended
Apr. 30, 2022
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years